     As filed with the Securities and Exchange Commission on August 3, 2004
                                                             File No. 333-101923
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                      -----
         Post-Effective Amendment No.   8                                   [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 403                                                  [X]
                      -----

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule
       ------     485

          X       on August 9, 2004, pursuant to paragraph (b) of Rule 485
       ------

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ------

                  on __________, pursuant to paragraph (a)(1) of Rule 485
       ------

                  this post-effective amendment designates a new effective date
       ------     for a previously filed post-effective amendment.

The Prospectus for Series III and Series IIIR of The BB&T Director variable annuity is incorporated in Part A of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-101923), as filed on April 5, 2004, and declared effective on May 3, 2004.

The Statement of Additional Information (including all financial statements) for Series III and Series IIIR of The BB&T Director variable annuity is incorporated in this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 7, as filed on July 1, 2004 and declared effective on July 1, 2004.

A Supplement to The BB&T Director Prospectus, dated August 9, 2004, is included in Part A of this Post-Effective Amendment No. 8.

The Prospectus for Series II and Series IIR of The Huntington Director variable annuity is incorporated in Part A of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-101923), as filed on April 5, 2004, and declared effective on May 3, 2004.

The Statement of Additional Information (including all financial statements) for Series II and Series IIR of The Huntington Director variable annuity is incorporated in this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-101923), as filed on July 1, 2004, and declared effective on July 1, 2004.

A supplement to The Huntington Director Prospectus, dated August 9, 2004, is included in Part A of this Post-Effective Amendment No. 8.

                                    PART A

                      THE BB&T DIRECTOR (SERIES III AND SERIES IIIR)
                                  SEPARATE ACCOUNT TWO
                            HARTFORD LIFE INSURANCE COMPANY

                                   FILE NO. 333-101923

                    SUPPLEMENT DATED AUGUST 9, 2004 TO THE PROSPECTUS
          AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004, AS AMENDED

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

  - BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT which purchases shares of BB&T Special Opportunities Equity Fund of Variable Insurance Funds

  - BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT which purchases shares of BB&T Total Return Bond Fund of Variable Insurance Funds

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

                                                              Minimum   Maximum
                                                              -------   -------

Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                        0.44%    1.46%


The following fund expense information is added to the Annual Fund Operating Expenses table in alphabetical order:

                                                               Total Annual
                                                              Fund Operating
                                                             Expenses (before                            Total
                                                             Contractual Fee      Contractual Fee        Annual
                                                                Waivers or           Waivers or           Fund
                               Management      Other              Expense              Expense          Operating
                                  Fees        Expenses        Reimbursements)      Reimbursements       Expenses
------------------------------------------------------------------------------------------------------------------

BB&T Special
Opportunities Equity
Fund                             0.80%          0.66%              1.46%                 N/A               1.46%
------------------------------------------------------------------------------------------------------------------
BB&T Rotal Return Bond
Fund                             0.60%          0.69%              1.29%                 N/A               1.29%
------------------------------------------------------------------------------------------------------------------

Under the "Fee Table" section, the example following the Annual Fund Operating Expenses section is deleted and replaced with the following:

   (1) If you Surrender your Contract at the end of the applicable time period:

                 1 year                                 $1,020
                 3 years                                $1,771
                 5 years                                $2,338
                 10 years                               $3,811

   (2) If you annuitize at the end of the applicable time period:


                 1 year                                  $  350
                 3 years                                 $1,079
                 5 years                                 $1,830
                 10 years                                $3,802

   (3) If you do not Surrender your Contract:

                 1 year                                  $  357
                 3 years                                 $1,087
                 5 years                                 $1,838
                 10 years                                $3,811


The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:


     BB&T Capital Manager Equity Fund, BB&T Large Cap Value Fund, BB&T Large Company Growth Fund, BB&T Mid Cap Growth Fund, BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund are diversified series of the Variable Insurance Funds, a Massachusetts business trust which is registered with the Securities and Exchange Commission as a open-end management investment company. BB&T Asset Management, Inc., located at 434 Fayetteville Street, Raleigh, NC 27601, serves as the investment adviser. Scott Stringfellow, Inc. 909 E. Main Street, Richmond, VA 23219, serves as the investment sub-advisor for the BB&T Special Opportunities Equity Fund.

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

     BB&T SPECIAL OPPORTUNITIES EQUITY FUND - Seeks long-term capital appreciation by investing primarily in equity securities of mid- and large capitalization companies.

     BB&T TOTAL RETURN BOND FUND - Seeks a high level of current income and a competitive total return by investing primarily in a diversified portfolio of corporate bonds, U.S. government securities and other fixed income securities.

The following is added as the last sentence in the last paragraph to the Accumulation Unit Values table in the Prospectus and the Statement of Additional Information:

     There is no information for BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4926

                   THE HUNTINGTON DIRECTOR (SERIES II AND IIR)
                             SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-101923

                Supplement Dated August 9, 2004 to the Prospectus and Statement of Additional Information Dated May 3, 2004, as Amended

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

   HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT which purchases shares of Huntington VA Macro 100 Fund of Huntington VA Funds

   HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT which purchases shares of Huntington VA Situs Small Cap Fund of Huntington VA Funds

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

                                              Minimum   Maximum
                                              -------   -------

Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets, including
management fees, Rule 12b-1
distribution and/or service fees,
and other expenses)                            0.44%      5.58%


The following fund expense information is added to the Annual Fund Operating Expenses table in alphabetical order:


                                                          Total Annual Fund
                                                         Operating Expenses
                                                         (before Contractual  Contractual Fee     Total
                                                            Fee Waivers or      Waivers or      Annual Fund
                               Management      Other            Expense          Expense         Operating
                                  Fees        Expenses     Reimbursements)     Reimbursements     Expenses
------------------------------------------------------------------------------------------------------------
Huntington VA Macro 100           0.60%         4.98%           5.58%               4.58%            1.00%
Fund (1)
------------------------------------------------------------------------------------------------------------
Huntington VA Situs Small         0.60%         4.98%           5.58%               4.58%            1.00%
Cap Fund (1)
------------------------------------------------------------------------------------------------------------

Under the "Fee Table" section, the example following the Annual Fund Operating Expenses section is deleted and replaced with the following:

   (1) If you Surrender your Contract at the end of the applicable time period:

                 1 year                                 $1,442
                 3 years                                $2,896
                 5 years                                $4,103
                 10 years                               $6,884

   (2) If you annuitize at the end of the applicable time period:

                 1 year                                  $  772
                 3 years                                 $2,267
                 5 years                                 $3,679
                 10 years                                $6,878

   (3) If you do not Surrender your Contract:

                 1 year                                  $  780
                 3 years                                 $2,274
                 5 years                                 $3,686
                 10 years                                $6,884

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

     Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund and Huntington VA Situs Small Cap Fund are diversified series of the Huntington VA Funds, an open-end management investment company organized as a Massachusetts business trust. Huntington Asset Advisors, Inc. ("Huntington Asset Advisors") serves as investment adviser to the Huntington VA Funds. Huntington Asset Advisors is located at Huntington Center, 41 South High Street, Columbus, Ohio 43287 and is a wholly owned subsidiary of The Huntington National Bank.

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

     HUNTINGTON VA MACRO 100 FUND -- Seeks total return which consists of capital appreciation and income. Advised by Huntington Asset Advisors.

     HUNTINGTON VA SITUS SMALL CAP FUND -- Seeks long-term capital appreciation. Advised by Huntington Asset Advisors.

The following is added as the last sentence in the last paragraph to the Accumulation Unit Values table in the Prospectus and the Statement of Additional Information:

     There is no information for Huntington VA Macro 100 Fund and Huntington VA Situs Small Cap Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4927

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)   Not applicable.

          (3)   (a) Principal Underwriter Agreement.(2)

          (3)   (b) Form of Dealer Agreement.(2)

          (4)   Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

          (5)   Form of Application.(3)

          (6)   (a) Articles of Incorporation of Hartford.(4)

          (6)   (b) Bylaws of Hartford.(5)

          (7)   Form of Reinsurance Agreement.(6)

          (8)   Form of Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10)  Consent of Deloitte & Touche LLP.

          (11)  No financial statements are omitted.

          (12)  Not applicable.

          (13)  Not applicable.

          (14)  Not applicable.

          (15)  Copy of Power of Attorney.

          (16)  Organizational Chart.(8)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, dated April 5, 2004.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of May 31, 2004, there were 293,211 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         A.  involved a knowing and culpable violation of law by the director;

         B. enabled the director or an associate to receive an improper personal gain;

         C. showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         D. constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         E. created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
              Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
              Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable
              Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
         NAME                             WITH  UNDERWRITER
         ----                             ---------------------
         David A. Carlson                 Senior Vice President and Deputy
                                          Chief Financial Officer
         Bruce W. Ferris                  Vice President
         George R. Jay                    Controller
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         Martin A. Swanson                Vice President
         John C. Walters                  Executive Vice President, Director
         Lizabeth H. Zlatkus              Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of August, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By: Thomas M. Marra                             *By: /s/ Marianne O'Doherty
    --------------------------------------------         -----------------------
     Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
     Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By: Thomas M. Marra
    ----------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President and
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,    *By:  /s/ Marianne O'Doherty
     Director*                                       ---------------------------
John C. Walters, Executive Vice President,               Marianne O'Doherty
     Director*                                           Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*    Date: August 3, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-101923

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.